STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

BNY Mellon Sustainable International Equity ETF
Description Shares Value ($)
Common Stocks – 97.0%
Australia – 3.8%
CSL Ltd. 920 186,310
Dexus
(a)
18,925 125,882
312,192
China – 1.6%
Ping An Insurance Group Co. of China Ltd., Class H 23,000 135,365
Denmark – 5.3%
CHR Hansen Holding A/S 3,193 208,582
Orsted A/S
(b)
1,991 231,148
439,730
France – 10.5%
Bureau Veritas SA 5,335 146,839
Legrand SA 2,293 187,203
L'Oreal SA 827 311,130
Sanofi 2,278 226,326
871,498
Germany – 4.6%
Infineon Technologies AG 6,313 171,305
SAP SE 2,240 207,601
378,906
Hong Kong – 6.0%
AIA Group Ltd. 27,804 279,815
Prudential PLC 17,809 218,180
497,995
India – 2.7%
HDFC Bank Ltd. 12,502 226,219
Indonesia – 2.0%
Bank Rakyat Indonesia ( Persero ) Tbk PT 549,200 161,437
Ireland – 1.7%
Smurfit Kappa Group PLC 3,845 138,975
Japan – 14.5%
M3, Inc. 3,700 128,050
Seven & i Holdings Co. Ltd. 4,500 183,206
Sony Group Corp. 2,900 254,335
Sugi Holdings Co. Ltd. 3,300 148,481
Suntory Beverage & Food Ltd. 4,500 177,165
Topcon Corp. 12,200 170,718
Toyota Industries Corp. 2,400 144,882
1,206,837

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
BNY Mellon Sustainable International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.0% (continued)
Netherlands – 7.4%
ASML Holding NV 397 225,355
Universal Music Group NV 7,221 162,770
Wolters Kluwer NV 2,099 227,399
615,524
Norway – 3.0%
Mowi ASA 10,858 249,625
South Korea – 2.3%
Samsung SDI Co. Ltd. 432 189,214
Spain – 2.4%
Industria de Diseno Textil SA 8,109 196,337
Switzerland – 5.2%
Lonza Group AG 386 233,664
Zurich Insurance Group AG 456 198,765
432,429
Taiwan – 4.3%
Taiwan Semiconductor Manufacturing Co. Ltd. 21,004 357,070
United Kingdom – 16.0%
Ascential PLC
(c)
23,043 81,940
Ashtead Group PLC 3,781 211,393
AstraZeneca PLC 2,568 339,127
Croda International PLC 1,837 167,380
Genus PLC 2,932 101,334
Informa PLC
(c)
24,488 177,200
RELX PLC 8,459 250,114
1,328,488
United States – 3.7%
Roche Holding AG 929 307,828
Total Investments (cost $9,382,638) 97.0% 8,045,669
Cash and Receivables (Net) 3.0% 251,307
Net Assets 100.0% 8,296,976
(a)
Investment in a real estate investment trust.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $231,148 or 2.79% of net assets.
(c)
Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable International Equity
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by BNY Mellon
ETF Trust (the “Trust”) Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of July 31, 2022 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,045,669 — — 8,045,669
†
See Statement of Investments for additional detailed categorizations, if any.

Turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the SEC on Form N-CSR.
At July 31, 2022, accumulated net unrealized depreciation on investments was
$1,336,969, consisting of gross appreciation of $138,381 and gross depreciation of
$1,475,350.
At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).